Pastos Grandes - Summary of Loans Advanced to Joint Operation (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PGCo
Disclosure of subsidiaries [line items]
Loans to Minera Exar	$ 65,000
Minera Exar
Disclosure of subsidiaries [line items]
Loans to Minera Exar		$ 65,000
Accrued interest		2,355	$ 0	$ 0
Loans advanced, ending balance		67,355
Minera Exar | PGCo
Disclosure of subsidiaries [line items]
Loans advanced, beginning balance		0
Loans to Minera Exar		65,000
Accrued interest		2,355
Loans advanced, ending balance		$ 67,355	$ 0